September 5, 2013

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Institutional International Funds, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Institutional Global Large-Cap Equity Fund

 File Nos.: 033-29697/811-5833

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated August 27, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors that the fund’s name and primary benchmark will change effective November 1, 2013.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on August 27, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman